Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
Mining	Non-producing	Plant and		Corporate office
	interests	properties	equipment		equipment	Total
Cost
Balance at January 1, 2017	$67,571	$77,390	$40,013		$81	$185,055
Asset additions	5,233	5,526	8,795		3	19,557
Property purchase option acquired	-	7,108	-		-	7,108
Change in decommissioning provision	(37)	38	-		-	1
Reclassification	31,595	(31,595)	-		-	-
Balance at December 31, 2017	104,362	58,467	48,808		84	211,721
Asset additions	9,420	-	5,734		11	15,165
Property purchase option acquired	-	2,633	-		-	2,633
Change in decommissioning provision	(354)	-	-		-	(354)
Reclassification	-	(61,100)	-		-	(61,100)
Balance at December 31, 2018	$113,428	$-	$54,542		$95	$168,065

Accumulated depreciation and depletion
Balance at January 1, 2017	$31,410	$50,502	$22,566		$29	$104,507
Depreciation/depletion for the year	3,438	-	3,261		10	6,709
Write-down of equipment	-	-	204		-	204
Balance at December 31, 2017	34,848	50,502	26,031		39	111,420
Depreciation/depletion for the year	6,762	-	3,800		10	10,572
Write-down of equipment	-	-	133		-	133
Reclassification	-	(50,502)	-		-	(50,502)
Balance at December 31, 2018	$41,610	$-	$29,964		$49	$71,623

Carrying value
at December 31, 2017	$69,514	$7,965	$22,777		$45	$100,301
at December 31, 2018	$71,818	$-	$24,578		$46	$96,442